Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commissions, related party	$ 324,178	$ 253,503	$ 104,148
Vessel operating expenses, related party	115,026	102,131	57,316
Other general and administrative expenses, related party	$ 731,456	$ 693,524	$ 520,626